Segmental Information - Summary of Reconciliation of Other Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Expenses Included In The Reconciliation Of Adjusted EBITDA [Line Items]
AMF, foreign payments and other investigation and related professional fees2	$ 99,206	$ 84,288
Retention bonuses	10,071	10,320
Austria gaming duty	441,543	268,857
Acquisition of market access rights	0	20,661
Other costs	(170,882)	(101,754)
Other Cost
Disclosure Of Other Expenses Included In The Reconciliation Of Adjusted EBITDA [Line Items]
Integration costs of acquired businesses	19,753	45,597
Financial expenses	1,733	446
Restructuring expenses	37,474	8,827
AMF, foreign payments and other investigation and related professional fees2	18,896	6,673
Lobbying (US and Non-US) and other legal expenses	14,909	16,194
Professional fees in connection with non-core activities	21,889	4,578
Austria gaming duty	0	(3,679)
Acquisition of market access rights	22,500	20,661
Legal settlement5	32,500	0
Other	1,228	2,457
Other costs	$ 170,882	$ 101,754